Current and Future Changes in Accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Nov. 01, 2018	Oct. 31, 2018	Apr. 30, 2018
Disclosure of changes in accounting policies [line items]
Equity	$ 84,898		$ 80,040	$ 76,662
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of changes in accounting policies [line items]
Equity		$ (41)